Expense Example - PGIM QMA Large Cap Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	661	940	1,239	2,088	321	717	1,240	2,428	135	510	910	2,028	83	295	525	1,186	83	890	1,717	3,869